Other Assets and Liabilities (Schedule of Other Assets and Other Liabilities) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2016	Mar. 31, 2016
Other assets:
Accounts receivable from brokers, dealers and customers for securities transactions	¥ 1,772,693	¥ 1,718,769
Collateral provided for derivative transactions	1,021,305	884,651
Prepaid pension cost	638,596	612,102
Miscellaneous receivables	266,944	286,896
Margins provided for futures contracts	190,893	225,240
Security deposits	112,218	113,066
Loans held for sale	35,024	33,133
Other	837,087	823,033
Total	4,874,760	4,696,890
Other liabilities:
Accounts payable to brokers, dealers and customers for securities transactions	2,907,787	2,882,824
Collateral accepted for derivative transactions	979,152	715,894
Guaranteed trust principal	651,254	623,904
Miscellaneous payables	408,148	442,352
Margins accepted for futures contracts	328,362	334,925
Factoring amounts owed to customers	164,629	242,392
Unearned income	134,618	144,903
Other	1,067,604	1,089,529
Total	¥ 6,641,554	¥ 6,476,723